Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Liquidity And Capitalization [Abstract]
Schedule of liquidity and capitalization

As at	Dec 31 2022	Dec 31 2021
Liquidity:
Cash and cash equivalents	$857,747	$932,069
Undrawn credit facility	300,000	300,000
Undrawn G3 construction facility	300,000	600,000
Total liquidity	$1,457,747	$1,832,069
Capitalization:
Unsecured notes, including current portion	1,983,374	1,981,199
Other limited recourse debt facilities, including current portion	168,139	176,993
Total debt	2,151,513	2,158,192
Non-controlling interests	317,444	271,155
Shareholders’ equity	2,112,013	1,683,576
Total capitalization	$4,580,970	$4,112,923
Total debt to capitalization [1]	47%	52%
Net debt to capitalization [2]	35%	39%
[1]     Total debt (including Other limited recourse debt facilities) divided by total capitalization.
2 Total debt (including Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.